Pledged Assets (Schedule Of Assets Mortgaged, Pledged Or Otherwise Subject To Liens) (Details) (JPY ¥) In Millions, unless otherwise specified	Sep. 30, 2011
Pledged Assets [Abstract]
Trading account securities	¥ 12,465,402
Investment securities	6,695,421
Loans	6,719,371
Other	57,663
Total	¥ 25,937,857